        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 15, 1998
                                                               FILE NO. 33-45671
                                                               FILE NO. 811-6557

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                                SECURITIES ACT OF 1933           / /
                           POST-EFFECTIVE AMENDMENT NO. 23       /X/
                                         AND

                          REGISTRATION STATEMENT UNDER THE
                           INVESTMENT COMPANY ACT OF 1940        / /
                                   AMENDMENT NO. 25              /X/


                                  STI CLASSIC FUNDS
                  (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                   2 OLIVER STREET
                             BOSTON, MASSACHUSETTS 02109
                  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

           REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                      MARK NAGLE
                             C/O SEI INVESTMENTS COMPANY
                               ONE FREEDOM VALLEY ROAD
                               OAKS, PENNSYLVANIA 19456
                       (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                      Copies to:

RICHARD W. GRANT, ESQ.                       JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                  MORGAN, LEWIS & BOCKIUS LLP
2000 ONE LOGAN SQUARE                        1800 M STREET, N.W.
PHILADELPHIA, PA 19103                       WASHINGTON, D.C.  20036


Title of Securities Being Registered. . . . . . . . Units of Beneficial Interest



It is proposed that this filing will become effective (check appropriate box)
          Immediately upon filing pursuant to paragraph (b), or
     ----
          On [date] pursuant to paragraph (b), or
     ----
          60 days after filing pursuant to paragraph (a) or
     ----
       x  75 days after filing pursuant to paragraph (a) or
     ----
          On [date] pursuant to paragraph (a) of Rule 485.
     ----

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                  STI Classic Funds

                                     EQUITY FUNDS
                                     FLEX SHARES

                                      PROSPECTUS
                                   OCTOBER 1, 1998


                    ----------------------------------------



                                SMALL CAP GROWTH FUND
                           TAX SENSITIVE GROWTH STOCK FUND



                    ----------------------------------------

                                 INVESTMENT ADVISORS

SUNTRUST BANK, CHATTANOOGA, N.A.                 TRUSCO CAPITAL MANAGEMENT, INC.













THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                   IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

STI CLASSIC FUNDS

HOW TO READ THIS PROSPECTUS
--------------------------------------------------------------------------------

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Flex Shares of the Equity Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds. If you would like more detailed information about each Fund, please see:

     SMALL CAP GROWTH FUND . . . . . . . . . . . . . . . . . . .. .  . . . . . .
     TAX SENSITIVE GROWTH STOCK FUND . . . . . . . . . . . . . . . . . . . . . .

If you would like more information about the following topics, please see:

     EACH FUND'S PRINCIPAL INVESTMENTS . . . . . . . . . . . . . . . . . . . . .
     THE ADVISORS AND THEIR PORTFOLIO MANAGERS . . . . . . . . . . . . . . . . .
     PURCHASING, SELLING AND EXCHANGING FUND SHARES. . . . . . . . . . . . . . .
     DIVIDENDS, DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . . . . . . .
     HOW FUND SHARES ARE DISTRIBUTED . . . . . . . . . . . . . . . . . . . . . .
     HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS.  . . Back Cover

For information about key terms and concepts, look for our "SIMPLY SPEAKING" explanations.

[INSERT ICON MAP]

                                                                    INTRODUCTION
--------------------------------------------------------------------------------

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade. The Funds invest primarily in common stocks and other equity securities. Historically, equity securities have outperformed other types of investments on a long-term basis, but have been more subject to price fluctuations in the short run.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

Each Fund has its own investment goal and strategies for reaching that goal. But, we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

The Investment Advisors invest each Fund's assets in a way that the Advisor
believes will help the Fund achieve its goal.   An Advisor's judgments about the
stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.




                                                            [ICON]   SALES LOADS
--------------------------------------------------------------------------------

This table describes the shareholder fees and expenses that you may pay if you
purchase or sell Fund shares.   You would pay these fees directly from your
investment in a Fund. These fees are in addition to the fees and expenses that you pay indirectly by holding Fund shares (see "Fund Fees and Expenses" for each Fund).

                                                            FLEX SHARES
SHAREHOLDER FEES
Maximum Sales Charge (Load) Imposed on Purchases               None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*                         2.00%

*This sales charge is imposed if you sell Flex Shares within one year of your purchase. See "Selling Fund Shares."

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
[icon]    FUND SUMMARY

INVESTMENT GOAL                    LONG-TERM CAPITAL APPRECIATION
INVESTMENT FOCUS                   U.S. SMALL-CAP COMMON STOCKS OF GROWTH
                                   COMPANIES
SHARE PRICE VOLATILITY             HIGH
PRINCIPAL INVESTMENT STRATEGY      ATTEMPTS TO IDENTIFY SMALL-CAP COMPANIES WITH
                                   ABOVE-AVERAGE GROWTH POTENTIAL
INVESTOR PROFILE                   INVESTORS WHO WANT THE VALUE OF THEIR
                                   INVESTMENT TO GROW, BUT WHO DO NOT NEED
                                   CURRENT INCOME

--------------------------------------------------------------------------------

[icon]    INVESTMENT STRATEGY OF THE SMALL CAP GROWTH FUND

The Small Cap Growth Fund invests primarily in U.S. companies that demonstrate above-average growth potential. We attempt to identify companies with an established operating history and a solid balance sheet. In selecting investments for the Fund, we choose companies with market capitalizations of up to about $3 billion. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

--------------------------------------------------------------------------------

SIMPLY SPEAKING . . .
[ICON] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?
The Fund invests primarily in common stocks of smaller U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in small- or mid-cap companies involve greater risk than investments in larger, more established companies because of the greater business risks of small size, limited markets and financial resources, smaller product lines and lack of depth of management. These securities are often traded over-the-counter and may not be traded in high volumes. Consequently, securities prices could be less stable than those of larger, more established companies.

--------------------------------------------------------------------------------

                                                           SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
[icon]    FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages 3 and __ of this prospectus.

This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.00% AND 2.25%, RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."


ANNUAL FUND OPERATING EXPENSES

                                                      FLEX SHARES

  Investment Advisory Fees                               x.xx%
  Distribution and Service (12b-1) Fees                  x.xx%
  Other Expenses*                                        x.xx%
                                                        ------
  Total Annual Fund Operating Expenses                   x.xx%

*  Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                        1 YEAR        3 YEARS


If you sell your shares at the end of the period:      $              $

If you do not sell your shares:                        $              $

--------------------------------------------------------------------------------

SIMPLY SPEAKING . . .
FUND EXPENSES
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. Some of the service providers employed by the Fund include Trusco Capital Management, Inc.; SEI Investments Mutual Funds Services; SEI Investments Distribution Co.; and SunTrust Bank, Atlanta. These expenses are deducted from the Fund's income. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets.

--------------------------------------------------------------------------------

TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------
[icon]    FUND SUMMARY

INVESTMENT GOAL                    LONG-TERM CAPITAL APPRECIATION
INVESTMENT FOCUS                   U.S. COMMON STOCKS OF GROWTH COMPANIES
SHARE PRICE VOLATILITY             MEDIUM
PRINCIPAL INVESTMENT STRATEGY      ATTEMPTS TO IDENTIFY COMPANIES THAT HAVE
                                   ABOVE-AVERAGE GROWTH POTENTIAL IN ORDER TO
                                   MINIMIZE TAXABLE DIVIDEND INCOME.  ATTEMPTS
                                   TO REDUCE CAPITAL GAINS BY USING A "BUY AND
                                   HOLD" STRATEGY.
INVESTOR PROFILE                   TAXABLE INVESTORS WHO WANT TO INCREASE THE
                                   VALUE OF THEIR INVESTMENT AND MINIMIZE
                                   TAXABLE DISTRIBUTIONS

--------------------------------------------------------------------------------
[icon]    INVESTMENT STRATEGY OF THE TAX SENSITIVE GROWTH STOCK FUND

The Tax Sensitive Growth Stock Fund invests primarily in common stocks of U.S. companies that show financial strength. We diversify the Fund's assets across all market sectors. We try to enhance tax savings in two ways. First, we use a "buy and hold" strategy to minimize capital gains. We try to keep portfolio turnover below 50%; this style generally leads to lower capital gains distributions and, therefore, lower taxes. Second, we attempt to identify "growth" companies. Growth company stocks typically pay little to no dividends, but have the potential to increase in value. This generally leads to lower income distributions and, therefore, lower taxes.

--------------------------------------------------------------------------------

SIMPLY SPEAKING . . .
[ICON] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?
The Fund invests primarily in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. The Fund may use hedging techniques such as purchasing put options, entering short sales "against the box", selling stock index futures contracts and entering into equity swaps. By using these techniques rather than selling appreciated securities, we attempt to reduce the Fund's exposure to price declines without causing substantial capital gains. Although the Fund may use hedging strategies instead of selling appreciated securities, the Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly appreciated securities.

--------------------------------------------------------------------------------

                                                 TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------
[icon]    FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. The Fund fees and expenses below are in addition to the sales charges you may pay directly when you purchase or sell Fund shares. Sales charges are discussed on pages 3 and __ of this prospectus.

This table shows the highest fees and expenses that could be currently charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.00% AND 2.25%, RESPECTIVELY. The Advisor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

ANNUAL FUND OPERATING EXPENSES

                                                      FLEX SHARES

  Investment Advisory Fees                               x.xx%
  Distribution and Service (12b-1) Fees                  x.xx%
  Other Expenses*                                        x.xx%
                                                        ------
  Total Annual Fund Operating Expenses                   x.xx%

*  Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                       1 YEAR         3 YEARS

If you sell your shares at the end of the period:      $              $

If you do not sell your shares:                        $              $

--------------------------------------------------------------------------------

SIMPLY SPEAKING . . .
FUND EXPENSES
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. Some of the service providers employed by the Fund include SunTrust Bank, Chattanooga, N.A.; SEI Investments Mutual Funds Services; SEI Investments Distribution Co.; and SunTrust Bank, Atlanta. These expenses are deducted from the Fund's income. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[icon] FUND INVESTMENTS
--------------------------------------------------------------------------------

The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will MOST LIKELY help each Fund achieve its investment goal.



-----------------------------------------------------------------------------
                       Small Cap Growth Fund  Tax Sensitive Growth Stock Fund
-----------------------------------------------------------------------------
 Equity Securities               x                          x
-----------------------------------------------------------------------------
 U.S. Government
 Obligations                                                x
-----------------------------------------------------------------------------


Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot assure that any Fund will achieve its investment goal.

Also, the investments described above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it will not be pursuing its investment goal.

--------------------------------------------------------------------------------

[icon] INVESTMENT ADVISORS
--------------------------------------------------------------------------------
The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment program.
The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their management activities.

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the SMALL CAP GROWTH FUND. As of May 31, 1998, Trusco had approximately ____ billion in assets under management.

SunTrust Bank, Chattanooga, N.A. (SunTrust Chattanooga), 736 Market Street, Chattanooga, Tennessee 37402, serves as the Advisor to the TAX SENSITIVE GROWTH STOCK FUND. As of May 31, 1998, SunTrust Chattanooga had approximately _____ in assets under management.

The Advisors may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He is the manager of the Small Cap Growth Fund. He has more than 10 years of investment experience and has been a portfolio manager with SunTrust or an affiliate since 1990.

Mr. Jonathan Mote, CFA, CFP has served as a Portfolio Manager of SunTrust Chattanooga since _______. He is the manager of the Tax Sensitive Growth Stock Fund. He has more than 13 years of investment experience. Prior to joining SunTrust Chattanooga, Mr. Mote served as a financial consultant at Merrill Lynch.

                                                   [icon] PURCHASING FUND SHARES
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES

You may purchase Flex Shares directly from us by:

-    mail
-    telephone
-    wire
-    direct deposit, or
-    Automated Clearing House (ACH).

To purchase shares directly from us, please call 1-800-874-4770. Write your check, payable in U.S. dollars, to "STI CLASSIC FUNDS" and include the name of the appropriate Fund(s) on the check. We cannot accept third-party checks, credit cards, credit card checks or cash. You may also purchase shares through Investment Consultants of certain correspondent banks of SunTrust Banks, Inc. (SunTrust), or other financial institutions that have executed dealer agreements with us. We may reject any purchase order if we believe it is not in the best interests of the STI Classic Funds or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, if you want to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

In calculating NAV, we generally value a Fund's portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Flex Shares for the first time, you must invest at least $10,000 in any Fund ($2,000 for retirement plans). To purchase additional shares of any Fund, you must invest at least $1,000 or, if you pay by a statement coupon, $100. We may accept investments of smaller amounts, for either class of shares, at our discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call us at 1-800-428-6970 to complete all of your purchase and redemption transactions.


--------------------------------------------------------------------------------
SIMPLY SPEAKING. . .
WHEN CAN YOU PURCHASE SHARES?
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SIMPLY SPEAKING. . .
FOR CUSTOMERS OF FINANCIAL INSTITUTIONS
If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SIMPLY SPEAKING. . .
NET ASSET VALUE
NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments from $50 up to $100,000 once or twice a month. You should plan on investing at least $10,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES - FLEX SHARES

You do not pay a front-end sales charge when you purchase Flex Shares.   But if
you sell your shares within the first year after your purchase, you will pay a contingent deferred sales charge equal to 2.00% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after we receive your sale request, whichever is less. The maximum deferred sales
charge as a percentage of the net amount invested is [    ]%.   The sales charge
does not apply to Flex Shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The contingent deferred sales charge will be waived if you sell your Flex Shares for the following reasons: (1) to make certain withdrawals from a retirement plan (not including IRAs); (2) because of death or disability; or (3) for certain payments under the Systematic Withdrawal Plan (which is discussed below).

                                                             SELLING FUND SHARES
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. To sell your shares by telephone, the amount of your sale must be at least $1,000. If you would like to sell $25,000 or more of your shares, please notify us in writing and
include a signature guarantee (a notarized signature is not sufficient).   The
sale price of each share will be the next NAV determined after we receive your request less, in the case of Flex Shares, any applicable deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with a SunTrust affiliated bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within five Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

--------------------------------------------------------------------------------
SIMPLY SPEAKING. . .
OFFERING PRICE OF FUND SHARES
The offering price of Flex Shares is simply the next calculated NAV.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SIMPLY SPEAKING. . .
TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.
--------------------------------------------------------------------------------

REDEMPTIONS IN KIND

We generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your sale proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required $10,000 minimum you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000. You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED
(WHICH MAY TAKE UP TO 15 BUSINESS DAYS).   This exchange privilege may be
changed or canceled at any time upon 60 days' notice.

FLEX SHARES

You may exchange Flex Shares of any Fund for Flex Shares of any other Fund, or for Investor Shares of the Money Market Funds. No contingent deferred sales charge is imposed on redemptions of Money Market Funds shares you acquire in an exchange, provided you hold your shares for at least one year from your initial purchase. If you exchange Flex Shares for Investor Shares of a Money Market Fund, you may only exchange those Money Market Fund Investor Shares for Flex Shares.

                                                               OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Small Cap Growth Fund distributes its income quarterly, and the Tax
Sensitive Growth Stock Fund distributes income annually.   The Funds make
distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

--------------------------------------------------------------------------------
SIMPLY SPEAKING. . .
EXCHANGES
When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SIMPLY SPEAKING. . .
THE "RECORD DATE"
If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.
--------------------------------------------------------------------------------

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OR EXCHANGE OF FUND SHARES.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

DISTRIBUTION OF FUND SHARES
--------------------------------------------------------------------------------

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee, as a percentage of average daily net assets, is .75% of the average daily net assets of each Fund.

--------------------------------------------------------------------------------
SIMPLY SPEAKING. . .
FUND DISTRIBUTIONS
Distributions you receive from a Fund may be taxable whether or not you reinvest them.
--------------------------------------------------------------------------------

STI  Classic Funds


INVESTMENT ADVISORS


TRUSCO CAPITAL MANAGEMENT, INC.


SUNTRUST BANK, CHATTANOOGA, N.A.


DISTRIBUTOR


SEI INVESTMENTS DISTRIBUTION CO.


LEGAL COUNSEL


MORGAN, LEWIS & BOCKIUS LLP


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

More detailed information about the STI Classic Funds is included in our SAI dated October 1, 1998. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS
--------------------------------------------------------------------------------

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies and recent market conditions and trends.

TO OBTAIN MORE INFORMATION:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 BY TELEPHONE: Call 1-800-874-4770

 BY MAIL: Write to us c/o
           SEI Investments Distribution Co.
           Oaks, Pennsylvania 19456.

 BY TELEPHONE: Call 1-800-874-4770

 BY E-MAIL:

 BY INTERNET: http://www.suntrust.com

 FROM THE SEC:  You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov").
 You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557
--------------------------------------------------------------------------------

THIS INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                STI   CLASSIC FUNDS
                                    EQUITY FUNDS
                                    TRUST SHARES

                                     PROSPECTUS
                                  OCTOBER 1, 1998

                         ----------------------------------



                               SMALL CAP GROWTH FUND
                          TAX SENSITIVE GROWTH STOCK FUND


                         ----------------------------------

                                INVESTMENT ADVISORS

    SUNTRUST BANK, CHATTANOOGA, N.A.           TRUSCO CAPITAL MANAGEMENT, INC.







     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
            DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                  IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

STI   CLASSIC FUNDS

HOW TO READ THIS PROSPECTUS
--------------------------------------------------------------------------------

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Equity Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into a number of different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds. If you would like more detailed information about each Fund, please see:

     SMALL CAP GROWTH FUND . . . . . . . . . . . . . . . . . . . . . . . . . . .
     TAX SENSITIVE GROWTH STOCK FUND . . . . . . . . . . . . . . . . . . . . . .

If you would like more information about the following topics, please see:

     EACH FUND'S PRINCIPAL INVESTMENTS . . . . . . . . . . . . . . . . . . . . .
     THE ADVISORS AND THEIR PORTFOLIO MANAGERS . . . . . . . . . . . . . . . . .
     PURCHASING AND SELLING FUND SHARES. . . . . . . . . . . . . . . . . . . . .
     DIVIDENDS, DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . . . . . . .
     HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS. . . .Back Cover

For information about key terms and concepts, look for our "SIMPLY SPEAKING" explanations.

[INSERT ICON MAP]

                                                                    INTRODUCTION
--------------------------------------------------------------------------------

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade. The Funds invest primarily in common stocks and other equity securities. Historically, equity securities have outperformed other types of investments on a long-term basis, but have been more subject to price fluctuations in the short run.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

Each Fund has its own investment goal and strategies for reaching that goal. But, we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

The Investment Advisors invest each Fund's assets in a way that the Advisor
believes will help the Fund achieve its goal.   An Advisor's judgments about the
stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
[icon]    FUND SUMMARY

INVESTMENT GOAL                    LONG-TERM CAPITAL APPRECIATION
INVESTMENT FOCUS                   U.S. SMALL-CAP COMMON STOCKS OF GROWTH
                                   COMPANIES
SHARE PRICE VOLATILITY             HIGH
PRINCIPAL INVESTMENT STRATEGY      ATTEMPTS TO IDENTIFY SMALL-CAP COMPANIES WITH
                                   ABOVE-AVERAGE GROWTH POTENTIAL
INVESTOR PROFILE                   INVESTORS WHO WANT THE VALUE OF THEIR
                                   INVESTMENT TO GROW, BUT WHO DO NOT NEED
                                   CURRENT INCOME
--------------------------------------------------------------------------------
[icon]    INVESTMENT STRATEGY OF THE SMALL CAP GROWTH FUND

The Small Cap Growth Fund invests primarily in U.S. companies that demonstrate above-average growth potential. We attempt to identify companies with an established operating history and a solid balance sheet. In selecting investments for the Fund, we choose companies with market capitalizations of up to about $3 billion. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

--------------------------------------------------------------------------------
SIMPLY SPEAKING . . .
[ICON] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?
The Fund invests primarily in common stocks of smaller U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in small- or mid-cap companies involve greater risk than investments in larger, more established companies because of the greater business risks of small size, limited markets and financial resources, smaller product lines and lack of depth of management. These securities are often traded over-the-counter and may not be traded in high volumes. Consequently, securities prices could be less stable than those of larger, more established companies.
--------------------------------------------------------------------------------

                                                           SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
[icon]    FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.00% AND 2.25%, RESPECTIVELY. The Advisor may discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page __.


--------------------------------------------------------------------------------
SIMPLY SPEAKING . . .
FUND EXPENSES
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, administration and custody services. Some of the service providers employed by the Fund include Trusco Capital Management, Inc.; SEI Investments Mutual Funds Services; and SunTrust Bank, Atlanta. These expenses are deducted from the Fund's income. The expenses in the table below are shown as a percentage of the Fund's net assets.
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES

     Investment Advisory Fees                                              x.xx%
     Other Expenses                                                        x.xx%
                                                                           -----
     Total Annual Fund Operating Expenses                                  x.xx%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that Fund expenses remain the same. Although your actual costs may be different, your approximate costs of investing in the Fund would be:


                              1 YEAR         3 YEARS

                              $              $

--------------------------------------------------------------------------------

TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------
[icon]    FUND SUMMARY

INVESTMENT GOAL                    LONG-TERM CAPITAL APPRECIATION
INVESTMENT FOCUS                   U.S. COMMON STOCKS OF GROWTH COMPANIES
SHARE PRICE VOLATILITY             MEDIUM
PRINCIPAL INVESTMENT STRATEGY      ATTEMPTS TO IDENTIFY COMPANIES THAT HAVE
                                   ABOVE-AVERAGE GROWTH POTENTIAL IN ORDER TO
                                   MINIMIZE TAXABLE
                                   DIVIDEND INCOME.  ATTEMPTS TO REDUCE CAPITAL
                                   GAINS BY USING A "BUY AND HOLD" STRATEGY.
INVESTOR PROFILE                   TAXABLE INVESTORS WHO WANT TO INCREASE THE
                                   VALUE OF THEIR INVESTMENT AND MINIMIZE
                                   TAXABLE DISTRIBUTIONS

--------------------------------------------------------------------------------
[icon]    INVESTMENT STRATEGY OF THE TAX SENSITIVE GROWTH STOCK FUND


The Tax Sensitive Growth Stock Fund invests primarily in common stocks of U.S. companies that show financial strength. We diversify the Fund's assets across all market sectors. We try to enhance tax savings in two ways. First, we use a "buy and hold" strategy to minimize capital gains. We try to keep portfolio turnover below 50%; this style generally leads to lower capital gains distributions and, therefore, lower taxes. Second, we attempt to identify "growth" companies. Growth company stocks typically pay little to no dividends, but have the potential to increase in value. This generally leads to lower income distributions and, therefore, lower taxes.


--------------------------------------------------------------------------------
SIMPLY SPEAKING . . .
[ICON] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?
The Fund invests primarily in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund may use hedging techniques such as purchasing put options, entering short sales "against the box", selling stock index futures contracts and entering into equity swaps. By using these techniques rather than selling appreciated securities, we attempt to reduce the Fund's exposure to price declines without causing substantial capital gains. Although the Fund may use hedging strategies instead of selling appreciated securities, the Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly appreciated securities.
--------------------------------------------------------------------------------

                                                 TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------
[icon]    FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay indirectly if you hold shares of the Fund. It shows the highest fees and expenses that could be charged to the Fund. Actual fees and expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.00% AND 2.25%, RESPECTIVELY. The Advisor may discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" on page __.


--------------------------------------------------------------------------------
SIMPLY SPEAKING . . .
FUND EXPENSES
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, administration and custody services. Some of the service providers employed by the Fund include SunTrust Bank, Chattanooga, N.A.; SEI Investments Mutual Funds Services; and SunTrust Bank, Atlanta. These expenses are deducted from the Fund's income. The expenses in the table below are shown as a percentage of the Fund's net assets.
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES

     Investment Advisory Fees                                              x.xx%
     Other Expenses                                                        x.xx%
                                                                           -----
     Total Annual Fund Operating Expenses                                  x.xx%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that Fund expenses remain the same. Although your actual costs may be different, your approximate costs of investing in the Fund would be:


                                   1 YEAR         3 YEARS

                                   $              $

--------------------------------------------------------------------------------

[icon] FUND INVESTMENTS
--------------------------------------------------------------------------------

The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will MOST LIKELY help each Fund achieve its investment goal.

--------------------------------------------------------------------------------
                          Small Cap Growth Fund  Tax Sensitive Growth Stock Fund
--------------------------------------------------------------------------------
 Equity Securities                  x                           x
--------------------------------------------------------------------------------
 U.S. Government Obligations                                    x
--------------------------------------------------------------------------------

Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot assure that any Fund will achieve its investment goal.

Also, the investments described above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it will not be pursuing its investment goal.

--------------------------------------------------------------------------------

                                                      [icon] INVESTMENT ADVISORS
--------------------------------------------------------------------------------
The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment program.
The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their management activities.

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the SMALL CAP GROWTH FUND. As of May 31, 1998, Trusco had approximately ____ billion in assets under management.

SunTrust Bank, Chattanooga, N.A. (SunTrust Chattanooga), 736 Market Street, Chattanooga, Tennessee 37402, serves as the Advisor to the TAX SENSITIVE GROWTH STOCK FUND. As of May 31, 1998, SunTrust Chattanooga had approximately _____ in assets under management.

The Advisors may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He is the manager of the Small Cap Growth Fund. He has more than 10 years of investment experience and has been a portfolio manager with SunTrust or an affiliate since 1990.

Mr. Jonathan Mote, CFA, CFP has served as a Portfolio Manager of SunTrust Chattanooga since _______. He is the manager of the Tax Sensitive Growth Stock Fund. He has more than 13 years of investment experience. Prior to joining SunTrust Chattanooga, Mr. Mote served as a financial consultant at Merrill Lynch.

                                                   [icon] PURCHASING FUND SHARES
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------
SIMPLY SPEAKING . . .
WHEN CAN YOU PURCHASE SHARES?
You may purchase on any day that the New York Stock Exchange is open for business (a Business Day).
--------------------------------------------------------------------------------

Generally you may not purchase Trust Shares directly. Instead, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust) on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you, as a customer of a financial institution, may own Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

--------------------------------------------------------------------------------
SIMPLY SPEAKING . . .
FOR CUSTOMERS OF FINANCIAL INSTITUTIONS
You may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.
--------------------------------------------------------------------------------

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order plus. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, generally we must receive your purchase order from your financial institution before 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

--------------------------------------------------------------------------------
SIMPLY SPEAKING . . .
NET ASSET VALUE
NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.
--------------------------------------------------------------------------------

In calculating NAV, we generally value a Fund's portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares.


                                                             SELLING FUND SHARES
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

--------------------------------------------------------------------------------
SIMPLY SPEAKING . . .
TELEPHONE TRANSACTIONS
Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to ensure the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.
--------------------------------------------------------------------------------

You may sell (sometimes called "redeem") your shares on any Business Day by contacting your financial institution. Your financial institution will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after we receive your request from your financial institution.

REDEMPTIONS IN KIND

We generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price
(redemption in kind).   Although it is highly unlikely that your shares would
ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Small Cap Growth Fund distributes its income quarterly, and the Tax
Sensitive Growth Stock Fund distributes income annually.   The Funds make
distributions of capital gains, if any, at least annually.

--------------------------------------------------------------------------------
SIMPLY SPEAKING . . .
THE "RECORD DATE"
If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.
--------------------------------------------------------------------------------

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OR EXCHANGE OF FUND SHARES.

--------------------------------------------------------------------------------
SIMPLY SPEAKING. . .
FUND DISTRIBUTIONS
Distributions you receive from a Fund may be taxable whether or not you reinvest them.
--------------------------------------------------------------------------------

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

STI   CLASSIC FUNDS


INVESTMENT ADVISORS


TRUSCO CAPITAL MANAGEMENT, INC.


SUNTRUST BANK, CHATTANOOGA, N.A.



DISTRIBUTOR


SEI INVESTMENTS DISTRIBUTION CO.



LEGAL COUNSEL


MORGAN, LEWIS & BOCKIUS LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

More detailed information about the STI Classic Funds is included in our SAI dated October 1, 1998. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS
--------------------------------------------------------------------------------

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies and recent market conditions and trends.

TO OBTAIN MORE INFORMATION:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY TELEPHONE: Call 1-800-874-4770

BY MAIL:  Write to us c/o
          SEI Investments Distribution Co.
          Oaks, Pennsylvania 19456.
BY E-MAIL:

BY INTERNET: http://www.suntrust.com

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.
--------------------------------------------------------------------------------

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                  STI CLASSIC FUNDS

                                 Investment Advisors:

                           Trusco Capital Management, Inc.
                              SunTrust Bank, Chattanooga

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated October 1, 1998. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456.

                                  TABLE OF CONTENTS
                                                                     PAGE

THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-2
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . . .B-2
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . B-18
INVESTMENT ADVISORS. . . . . . . . . . . . . . . . . . . . . . . . . B-19
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . B-20
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . B-21
THE TRANSFER AGENT . . . . . . . . . . . . . . . . . . . . . . . . . B-22
THE CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . B-22
INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . B-22
LEGAL COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . B-22
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . . B-23
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . B-26
COMPUTATION OF YIELD . . . . . . . . . . . . . . . . . . . . . . . . B-26
CALCULATION OF TOTAL RETURN. . . . . . . . . . . . . . . . . . . . . B-26
PURCHASING SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . B-27
REDEEMING SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . B-27
DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . B-28
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-28
FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . B-30
TRADING PRACTICES AND BROKERAGE. . . . . . . . . . . . . . . . . . . B-30
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . B-32
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . B-32
LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . . . . . B-32
YEAR 2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-32
EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-33

October 1, 1998

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders at present may purchase shares of the Trust's money market funds through two separate classes (Trust Shares and Investor Shares) and shares of the Trust's other funds through three separate classes (Trust Shares, Investor Shares and Flex Shares), which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for these differences, each Trust Share, Investor Share and Flex Share, if any, of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the Trust Shares and Flex Shares of the Trust's Small Cap Growth and Tax Sensitive Growth Stock Funds (the "Funds").

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS (ADRs), EUROPEAN DEPOSITARY RECEIPTS (EDRs) AND GLOBAL DEPOSITORY RECEIPTS (GDRs)

ADRs, EDRs and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES

Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DOLLAR ROLLS

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.


THE EURO

On January 1, 1999, the European Monetary Union (EMU) plans to implement a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert or tie their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain. Implementation of this plan will mean that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market may be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

Although it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Advisors may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

FOREIGN SECURITIES

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Fund, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country
risks").   Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment
return may be less than that on similar U.S. securities.   Of course, negative
movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan and Switzerland.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Advisors do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

GICs

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HIGH YIELD SECURITIES

High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

     (1) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
     (2) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
     (3) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

     (4) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HEDGING TECHNIQUES

Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;
(2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (3) there may not be a liquid secondary market for a futures contract or option; and (4) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

INVESTMENT COMPANY SHARES

The Funds may purchase shares of other mutual funds to the extent consistent with applicable law. Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that you would indirectly bear a proportionate share of investment company operating expenses, such as advisory fees.

INVESTMENT GRADE OBLIGATIONS

Investment grade obligations are debt obligations rated BBB or better by S&P or Baa or better by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

LOAN PARTICIPATIONS

Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

     GOVERNMENT PASS-THROUGH SECURITIES

     These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

     Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

     PRIVATE PASS-THROUGH SECURITIES

     Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

     CMOs

     CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

     REMICs

     REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

     Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

     STRIPPED MORTGAGE-BACKED SECURITIES

     Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

     The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

     DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

     Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisors believe that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by that Fund's Advisor. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by an Advisor will be the actual average life.


MUNICIPAL FORWARDS

Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).


MUNICIPAL LEASE OBLIGATIONS

Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES

     MUNICIPAL BONDS include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

     MUNICIPAL NOTES consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Advisor's judgement, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

     OTHER TYPES OF TAX-EXEMPT INSTRUMENTS which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Advisor's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. Government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Funds' investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

     Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor an Advisor will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

OTHER INVESTMENTS

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Advisors.

OPTIONS

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

PAY-IN-KIND SECURITIES

Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisors monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and each such Fund may invest up to 15% of its net assets in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by a Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Advisor to be of good standing and when, in the judgment of that Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of an Advisor as a broker in these transactions.

SHORT-TERM OBLIGATIONS

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS

The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

SUPRANATIONAL AGENCY OBLIGATIONS

Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

SWAPS, CAPS, FLOORS, COLLARS

Swaps, caps, floors and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.

U.S. GOVERNMENT AGENCY OBLIGATIONS

U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.
The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the appropriate Advisor, be equivalent to the ratings applicable to permitted investments for the particular Fund. The appropriate Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WARRANTS

Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before one year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective.

INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

A Fund may not:

1.     Acquire more than 10% of the voting securities of any one issuer.

2.     Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets.
       Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies;
       (b) a Fund may enter into repurchase agreements, and (c) the Bond Funds, Balanced Fund, U.S. Government Securities Fund, Limited-Term Federal Mortgage Securities Fund, International Equity Index Fund, International Equity Fund, Value Income Stock Fund, Small Cap Equity Fund and Emerging Markets Equity Fund may engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate (except that each Bond Fund may purchase mortgage-backed and other mortgage-related securities, including collateralized mortgage obligations and REMICs). However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder, except that the Mid-Cap Equity, Sunbelt Equity, Balanced, Georgia Tax-Exempt Bond, Florida Tax-Exempt Bond, U.S. Government Securities, Limited-Term Federal Mortgage Securities, International Equity Index, International Equity, Small Cap Equity and Emerging Market Equity Funds' purchases of investment company shares are not limited to money market funds. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.




INVESTMENT ADVISORS

The Trust and Trusco Capital Management, Inc. and SunTrust Bank, Chattanooga, N.A. (the "Advisors") have entered into advisory agreements with the Trust (the "Advisory Agreements"). The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a southeastern regional bank holding company with assets of $___ billion as of _________, 1998. The Advisory Agreements provide that each Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to an Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of each Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.


BANKING LAWS

Current interpretations of federal banking laws and regulations:

- prohibit SunTrust and the Advisors from sponsoring, organizing, controlling, or distributing the Funds' shares; but
- do not prohibit SunTrust or the Advisors generally from acting as an investment advisor, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.

The Advisors believe that they may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisors from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Advisors, or their affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisors, or their affiliates, might offer to provide additional services.

THE ADMINISTRATOR

The Trust and SEI Investment Mutual Funds Services (the "Administrator") are parties to the Administrative Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds.

For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and
 .06% thereafter.



THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Trust Shares. In addition, the Flex Shares of the Funds have a distribution and service plan (the "Flex Plan").

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the disinterested Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

FLEX SHARES DISTRIBUTION PLAN

The Distribution Agreement and the Flex Plan adopted by the Trust provide that each Flex Shares Fund will pay the Distributor a fee of up to .75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Investor Shares or Flex Shares Shareholders or their customers who beneficially own Investor Shares or Flex Shares. In addition, Flex Shares are subject to a service fee of up to .25% of the average daily net assets of the Flex Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding Shareholder communications from the Trust (such as proxies, Shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the Flex Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which Rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Flex Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The Flex Plan requires that quarterly written reports of amounts spent under the Flex Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Flex Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of Flex Shares, but Flex Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the Flex Plan, Flex Shares are subject to an ongoing distribution and service fee calculated on each of the Funds' aggregate average daily net assets attributable to its Flex Shares.


THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's

THE CUSTODIAN

SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the Funds.

INDEPENDENT PUBLIC ACCOUNTANTS

______________________, serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for Profit Funds Investment Trust, and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co.

DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and

Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January, 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman & CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972 - January 1998.

MARK NAGLE (10/20/59) - President and Chief Executive Officer - Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of Fund Accounting - BISYS Fund Services 1995-1996. Senior Vice President - Fidelity Investments 1981-1995.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991. Director of Taxes of SEI Investments Company, 1987-1991. Tax Manager - Arthur Anderson LLP prior to 1987.

JOSEPH M. O'DONNELL (11/13/54) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998.
Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

CAROL ROONEY (5/8/64) - Controller, Chief Financial Officer - A Director of SEI Investments Mutual Funds Services since 1992.

RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1800 M Street, N.W. Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor. Associate, Morgan, Lewis & Bockius LLP, 1993-1995. Associate, Ropes & Gray (law firm), 1988-1993.

--------------------------
* Messrs. Looney, Goodrum, McNair, Hall and Cammack may be deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end May 31, 1998, the Trust paid the following amounts to Trustees and Officers of the Trust:



----------------------------------------------------------------------------------------------------------------------------------
                                         Aggregate        Pension or Retirement   Estimated Annual    Total Compensation from Fund
                                     Compensation From   Benefits Accrued as Part  Benefits Upon        and Fund Complex Paid to
      Name of Person, Position             Fund             of Fund Expenses         Retirement                  Trustees
----------------------------------------------------------------------------------------------------------------------------------

 Daniel S. Goodrum, Trustee              $__,____                  N/A                   N/A         $__,____ for service on two
                                                                                                     boards
----------------------------------------------------------------------------------------------------------------------------------

 Wilton Looney, Trustee                  $__,____                  N/A                   N/A         $__,____ for service on two
                                                                                                     boards
----------------------------------------------------------------------------------------------------------------------------------

 Champney A. McNair, Trustee             $__,____                  N/A                   N/A         $__,____ for service on two
                                                                                                     boards
----------------------------------------------------------------------------------------------------------------------------------
 F. Wendell Gooch, Trustee               $__,____                  N/A                   N/A         $__,____ for service on two
                                                                                                     boards
----------------------------------------------------------------------------------------------------------------------------------

 T. Gordy Germany,                       $__,____                  N/A                   N/A         $__,____ for service on two
 Trustee                                                                                             boards
----------------------------------------------------------------------------------------------------------------------------------

 Dr. Bernard F. Sliger, Trustee          $__,____                  N/A                   N/A         $__,____ for service on two
                                                                                                     boards
----------------------------------------------------------------------------------------------------------------------------------

 Jesse S. Hall, Trustee                  $__,____                  N/A                   N/A         $__,____ for service on two
                                                                                                     boards
----------------------------------------------------------------------------------------------------------------------------------

                                                                    B-25


----------------------------------------------------------------------------------------------------------------------------------
                                         Aggregate        Pension or Retirement   Estimated Annual    Total Compensation from Fund
                                     Compensation From   Benefits Accrued as Part  Benefits Upon        and Fund Complex Paid to
      Name of Person, Position             Fund             of Fund Expenses         Retirement                  Trustees
----------------------------------------------------------------------------------------------------------------------------------

 Jonathan T. Walton, Trustee             $__,____                  N/A                   N/A         $__,____ for service on two
                                                                                                     boards
----------------------------------------------------------------------------------------------------------------------------------

 William H. Cammack, Trustee             $__,____                  N/A                   N/A         $__,____ for service on two
                                                                                                     boards
----------------------------------------------------------------------------------------------------------------------------------




PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

CLASSES OF SHARES AND PERFORMANCE

The performance of the Trust's Flex Shares will normally be lower than for Trust Shares because Flex Shares are subject to distribution, service, and certain transfer agent fees not charged to Trust Shares.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

THIRTY-DAY YIELD

The Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

                       6
Yield = (2 (a-b/cd + 1) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


CALCULATION OF TOTAL RETURN

From time to time, the Funds may advertise total return.  In particular, total
                                                                       n
return will be calculated according to the following formula: P (1 + T) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisors in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliates, STI Capital Management, N.A. and Trusco Capital Management, have been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.


PURCHASING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

CONTINGENT DEFERRED SALES CHARGE -- FLEX SHARES

You do not pay an initial sales charge when you purchase Flex Shares. If, however, you redeem (sell) your shares within the first year after your purchase, you will pay a contingent deferred sales charge (CDSC) equal to 2.00% of either (1) the NAV of the shares at the time of purchase, or (2) the NAV of the shares at the time of redemption, whichever is less. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial purchase price. In addition, the CDSC does not apply to exchange of Flex Shares of one Fund for Flex Shares of another Fund.


REDEEMING SHARES

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or, the Custodian are not open for business.

A number of Fund shareholders are institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains. Shareholders are notified annually regarding the federal tax status of distributions they receive (see "Taxes").


DETERMINATION OF NET ASSET VALUE

The securities of the Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

In addition, each Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.


Issuers of bonds purchased by a Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a Tax-Exempt Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Advisor is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While an Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, an Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

EXPERTS

The financial statements as of May 31, 1998 have been audited by ___________, Independent Public Accountants, as indicated in their report dated July ___, 1998 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                                  STI CLASSIC FUNDS
                              PART C:  OTHER INFORMATION
                           POST-EFFECTIVE AMENDMENT NO. 23

Item 23.  Exhibits:


(a) Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b)(1) By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b)(2)    Amended By-Laws filed herewith.
(c)       Not applicable.
(d)(1) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(2) Investment Advisory Agreement with American National Bank and Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(e) Distribution Agreement - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(f)       Not applicable.
(g)(1) Custodian Agreement with Trust Company Bank dated February 1, 1994 - originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(2) Custodian Agreement with the Bank of California - incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(3) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997
           - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
(h)(1) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 - originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(h)(2) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(h)(3) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Mangement Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.
(i) Opinion and Consent of Counsel - orginally filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on May 22, 1992 and filed herewith.
(j)       Not applicable
(k)       Not applicable.
(l)       Not applicable.
(m)(1)    Distribution Plan - Investor Class - incorporated by reference to
          Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(m)(2) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(n)       Not applicable
(o)       Rule 18f-3 Plan - filed herewith.
(p) Powers of Attorney - incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.


Item 24.   Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


Item 25.   Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.   Business and Other Connections of Investment Advisors:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


                              Name of                       Connection with
     Name                     Other Company                 Other Company
     ----                     -------------                 -------------
STI CAPITAL MANAGEMENT, N.A.

E. Jenner Wood III                --                            --
Director

Hunting F. Deutsch                --                            --
Director

Anthony R. Gray                   --                            --
Chairman & Chief Investment
 Officer
James R. Wood                     --                            --
President

Daniel Jaworski                   --                            --
Senior Vice President

Elliott A. Perny                  --                            --
Executive Vice President
  & Chief Portfolio Manager

Stuart F. Van Arsdale             --                            --
Senior Vice President

Jonathan D. Rich                  --                            --
Director

Robert Buhrmann                   --                            --
Senior Vice President

Larry M. Cole                     --                            --
Senior Vice President

L. Earl Denney                    --                            --
Executive Vice President

Thomas A. Edgar                   --                            --
Senior Vice President

Daniel G. Shannon                 --                            --
Senior Vice President

Ronald Schwartz                   --                            --
Senior Vice President


                                         C-3

                              Name of                       Connection with
     Name                     Other Company                 Other Company
     ----                     -------------                 -------------

Ryan R. Burrow                Catalina Lighting             Director/25% owner
Senior Vice President

Mills A. Riddick                   --                            --
Senior Vice President

Christopher A. Jones               --                            --
Senior Vice President

David E. West                      --                            --
Vice President

TRUSCO CAPITAL MANAGEMENT, INC.

The list required by this Item 26 of officers and directors of Trusco Capital Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Trusco Capital Management, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-23163).

SUNTRUST BANK, ATLANTA

Gaylord O. Coan               Gold Kist, Inc.               President & CEO
Director Hindsight Corp.                                    Director

A.D. Correll                  Georgia-Pacific Corporation   President & CEO
Director

R.W. Courts, II               Atlantic Realty Company       President
Director

Ronald S. Crowding                 --                            --

A.W. Dahlberg                 The Southern Company          President
Director

William W. Gaston             Gaston & Gaston               General Partner
Director                      Gaston Development Co., Inc.  President

Charles B. Ginden                  --                            --
Director

Roberto C. Goizueta           The Coca-Cola Company         Chairman of the
Director                                                    Board

Edward P. Gould               Trust Company of Georgia      Chairman of the
Director                                                    Board


                              Name of                  Connection with
     Name                     Other Company            Other Company
     ----                     -------------            -------------

T. Marshall Hahn, Jr.         Georgia-Pacific            Honorary Chairman
Director                      Corporation

Jesse Hill, Jr.               Atlanta Life Insurance     President
Director                      Company

L. Phillip Humann             SunTrust Banks, Inc.       President &
Director                      Services Resources         Treasurer
                               Corporation

William B. Johnson            The Ritz Carlton Hotel     Chairman of the
Director Company                                         Board

Hicks J. Lanier               Oxford Industries, Inc.    Chairman of the Board
                              Pinehill Development Co.    & President
                                                         30% owner

Joseph L. Lanier, Jr.         Dan River, Inc.            Chairman of the Board
Director                      Braelan Group              Chairman

Robert R. Long                Trust Company Bank         President
Director

Arthur L. Montgomery                 --                      --
Director

H.G. Patillo                  Patillo Construction       Chairman of the Board
Director                      Company

Larry L. Prince               Genuine Parts Company      Chairman of the Board
Director

R. Randall Rollins            Rollins, Inc.              Chairman of the Board
Director                      Lor, Inc.                  Director
                              Maran, Inc.                Director
                              Gutterworld, Inc.          Director
                              Dabora, Inc.               Director & Secretary
                              Simpson, Nance & Graham    Director
                              Auto Parts Wholesale, Inc. Director
                              Global Expanded
                               Metal, Inc.               Director
                              Rollins Holding Co.        Director
                              Rol, Ltd.                  Partner
                              Rollins Investment Fund    Partner
                              Energy Partners            Partner
                              Petro Partnership          Partner
                              The Piedmont Investment
                               Group                     Director
                              WRG, Ltd.                  Partner
                              Rollins, Inc.              Chairman


                                         C-5

                              Name of                  Connection with
     Name                     Other Company            Other Company
     ----                     -------------            -------------
                              RPC Energy Services, Inc.  Chairman
                              The Mul Company            Partner
                              Bugvac, Inc.               Director
                              Omnitron Int'l, Inc.       Director
                              MRG, Ltd.                  Partner

Robert W. Scherer                  --                       --
Director

Charles R. Shufeldt                --                       --
Executive Vice President


Donald Wayne Thurmond              --                       --
Senior Vice President

James B. Williams             SunTrust Banks, Inc.     Chairman of the Board
Director

Gerald T. Adams                    --                       --
Senior Vice President

James R. Albach                    --                       --
Group Vice President

Virginia D. Anderson               --                       --
Assistant Vice President

Christina Bird                     --                       --
First Vice President

Edward Burgess                     --                       --
Vice President

Gay Cash                           --                       --
Vice President

Krista Lee Cosgrove                --                       --
Trust Officer

Mark Elam                          --                       --
Vice President

Joseph B. Foley, Jr.               --                       --
First Vice President

Thomas R. Frisbie                  --                       --
Group Vice President


                                         C-6

                              Name of                  Connection with
     Name                     Other Company            Other Company
     ----                     -------------            -------------
Molly Guenther                     --                       --
Assistant Vice President

Benjamin S. Harris                 --                       --
Vice President

Jethro H. Irby, III                --                       --
First Vice President

V. Jere Koser                      --                       --
Group Vice President

Richard A. Makepeace               --                       --
Assistant Vice President

Sally S. McKinley                  --                       --
Assistant Vice President

James B. Murphy, III               --                       --
Vice President

James E. Russell                   --                       --
Vice President

Mark Stancil                       --                       --
Assistant Vice President

David E. Thompson                  --                       --
Vice President

Charles C. Watson                  --                       --
Group Vice President

SUNTRUST BANK CHATTANOOGA, N.A.
Paul K. Brock, Jr.            Brock Candy Company          Vice President-Special
Director                                                    Projects

J. Harold Chandler            Provident Life & Accident    President & CEO
Director                       Insurance Co

William H. Chapin             See Rock City, Inc.          President
Director

John W. Clay, Jr.             Third National Corporation   Chairman & Director
                                                            CEO

Andrew G. Cope                The Johnston Company          Managing Partner
Director

Robert P. Corker, Jr.           --                           --
Director

John B. Crimmins, Jr.           --                           --
Director

J.H. Davenport, III           Howard Holdings, Inc.        President
Director

Edwin B. Duckett, Jr.           --                           --
Director

R. Alton Duke, Jr.              --                           --
Director

Daniel K. Ericsson            Dixie Yarns, Inc.            Chairman & CEO
Director

Zan Guerry                   Chattem, Inc.                Chairman & CEO
Director

James L.E. Hill               The Tennessee Aquarium       President
Director

Summerfield K. Johnston, Jr.   Coca Cola Enterprises, Inc.  Vice Chairman & CEO
Director

Robert C. Jones               Southern Products            Chairman
Director                       Company, Inc.



Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

          Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

          SEI Daily Income Trust                       July 15, 1982
          SEI Liquid Asset Trust                       November 29, 1982
          SEI Tax Exempt Trust                         December 3, 1982
          SEI Index Funds                              July 10, 1985
          SEI Institutional Managed Trust              January 22, 1987
          SEI International Trust                      August 30, 1988

     The Advisors' Inner Circle Fund              November 14, 1991
     The Pillar Funds                             February 28, 1992
     CUFUND                                       May 1, 1992
     CoreFunds, Inc.                              October 30, 1992
     First American Funds, Inc.                   November 1, 1992
     First American Investment Funds, Inc.        November 1, 1992
     The Arbor Fund                               January 28, 1993
     Boston 1784 Funds-Registered Trademark-      June 1, 1993
     The PBHG Funds, Inc.                         July 16, 1993
     Marquis Funds-Registered Trademark-          August 17, 1993
     Morgan Grenfell Investment Trust             January 3, 1994
     The Achievement Funds Trust                  December 27, 1994
     Bishop Street Funds                          January 27, 1995
     CrestFunds, Inc.                             March 1, 1995
     STI Classic Variable Trust                   August 18, 1995
     ARK Funds                                    November 1, 1995
     Monitor Funds                                January 11, 1996
     FMB Funds, Inc.                              March 1, 1996
     SEI Asset Allocation Trust                   April 1, 1996
     TIP Funds                                    April 28, 1996
     SEI Institutional Investments Trust          June 14, 1996
     First American Strategy Funds, Inc.          October 1, 1996
     HighMark Funds                               February 15, 1997
     Armada Funds                                 March 8, 1997
     PBHG Insurance Series Fund, Inc.             April 1, 1997
     The Expedition Funds                         June 9, 1997
     TIP Institutional Funds                      January 1, 1998
     Oak Associates Funds                         February 27, 1998
     The Nevis Funds                              June 24, 1998

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                       Position and Office             Positions and Offices
Name                   with Underwriter                with Registrant
----                   ----------------                ---------------
Alfred P. West, Jr.    Director, Chairman of the Board           --
                        of Directors
Henry H. Greer         Director                                  --
Carmen V. Romeo        Director                                  --
Mark J. Held           President & Chief Operating Officer       --
Gilbert L. Beebower    Executive Vice President                  --
Richard B. Lieb        Executive Vice President                  --
Dennis J. McGonigle    Executive Vice President                  --
Robert M. Silvestri    Chief Financial Officer & Treasurer       --
Leo J. Dolan, Jr.      Senior Vice President                     --
Carl A. Guarino        Senior Vice President                     --

                       Position and Office             Positions and Offices
Name                   with Underwriter                with Registrant
----                   ----------------                ---------------
Larry Hutchison        Senior Vice President                  --
Jack May               Senior Vice President                  --
Hartland J. McKeown    Senior Vice President                  --
Barbara J. Moore       Senior Vice President                  --
Kevin P. Robins        Senior Vice President &
                        General Counsel                       Vice President & Assistant Secretary
Patrick K. Walsh       Senior Vice President                  --
Robert Aller           Vice President                         --
Gordon W. Carpenter    Vice President                         --
Todd Cipperman         Vice President & Assistant Secretary   Vice President & Assistant Secretary
S. Courtney E. Collier Vice President & Assistant Secretary   --
Robert Crudup          Vice President & Managing Director     --
Barbara Doyne          Vice President                         --
Jeff Drennen           Vice President                         --
Vic Galef              Vice President & Managing Director     --
Lydia A. Gavalis       Vice President & Assistant Secretary   Vice President & Assistant Secretary
Greg Gettinger         Vice President & Assistant Secretary   --
Kathy Heilig           Vice President                         Vice President & Assistant Secretary
Jeff Jacobs            Vice President                         --
Samuel King            Vice President                         --
Kim Kirk               Vice President & Managing Director     --
John Krzeminski        Vice President & Managing Director     --
Carolyn McLaurin       Vice President & Managing Director     --
W. Kelso Morrill       Vice President                         --
Mark Nagle             Vice President                         President & Chief Executive Officer
Joanne Nelson          Vice President                         --
Joseph M. O'Donnell    Vice President & Assistant Secretary   Vice President & Assistant Secretary
Sandra K. Orlow        Vice President & Secretary             Vice President & Assistant Secretary
Cynthia M. Parrish     Vice President & Assistant Secretary   --
Kim Rainey             Vice President                         --
Rob Redican            Vice President                         --
Maria Rinehart         Vice President                         --
Mark Samuels           Vice President & Managing Director     --
Steve Smith            Vice President                         --
Daniel Spaventa        Vice President                         --
Kathryn L. Stanton     Vice President & Assistant Secretary   Vice President & Assistant Secretary
Lynda J. Striegel      Vice President & Assistant Secretary   Vice President & Assistant Secretary
Lori L. White          Vice President & Assistant Secretary   --
Wayne M. Withrow       Vice President & Managing Director     --

Item 28.   Location of Accounts and Records:


     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

     Trust Company Bank
     Park Place
     P.O. Box 105504
     Atlanta, Georgia  30348

     Bank of New York
     One Wall Street
     New York, New York
     (International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund)

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

     SEI Investments Mutual Funds Services
     One Freedom Valley Road
     Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

     STI Capital Management, N.A.
     P.O. Box 3808
     Orlando, Florida  32802

     Trusco Capital Management
     50 Hurt Plaza, Suite 1400
     Atlanta, Georgia  30303


     SunTrust Bank, Atlanta
     25 Park Place
     Atlanta, Georgia  30303

Item 31.  Management Services:  None.

Item 32.  Undertakings:  None.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 23 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 14th day of July, 1998.


                                        By:  /s/ Mark Nagle
                                            ------------------------------------
                                             Mark Nagle, President and Chief
                                              Executive Officer


     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


           *                                 Trustee             July 14, 1998
-----------------------------
     F. Wendell Gooch

           *                                 Trustee             July 14, 1998
-----------------------------
     Daniel S. Goodrum

           *                                 Trustee             July 14, 1998
-----------------------------
     Jesse S. Hall

           *                                 Trustee             July 14, 1998
-----------------------------
     Wilton Looney

           *                                 Trustee             July 14, 1998
-----------------------------
     Champney A. McNair

           *                                 Trustee             July 14, 1998
-----------------------------
     T. Gordy Germany

           *                                 Trustee             July 14, 1998
-----------------------------
     Bernard F. Sliger

                                             Trustee             July ___, 1998
-----------------------------
     Jonathan T. Walton

                                             Trustee             July ___, 1998
-----------------------------
     William H. Cammack

            *                                Controller,         July 14, 1998
-----------------------------                Treasurer &
     Carol Rooney                            Chief Financial
                                             Officer

     /s/ Mark Nagle                          President & Chief   July 14, 1998
-----------------------------                Executive Officer
     Mark Nagle


*  By:  /s/ Kevin P. Robins
       ---------------------------------------
       Kevin P. Robins, As Power of Attorney

                                    EXHIBIT INDEX


Number    Exhibit
------    -------

EX-99.A Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.B1 By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.B2  Amended By-Laws filed herewith.
EX-99.C   Not applicable.
EX-99.D1 Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D2 Investment Advisory Agreement with American National Bank and Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D3 Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.E Distribution Agreement - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
EX-99.F   Not applicable.
EX-99.G1 Custodian Agreement with Trust Company Bank dated February 1, 1994 - originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.G2 Custodian Agreement with the Bank of California - incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.G3 Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997
          - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
EX-99.H1 Transfer Agent Agreement with Federated Services Company dated May 14, 1994 - originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the

          Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.H2 Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.H3 Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Mangement Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.
EX-99.I Opinion and Consent of Counsel - orginally filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on May 22, 1992 and filed herewith.
EX-99.J   Not applicable.
EX-99.K   Not applicable.
EX-99.L   Not applicable.
EX-99.M1  Distribution Plan - Investor Class - incorporated by reference to
          Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
EX-99.M2 Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.N   Not applicable
EX-99.O   Rule 18f-3 Plan - filed herewith.
EX-99.P Powers of Attorney - incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.


                                         C-13